Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

(6) Subsequent Events

The Company has evaluated events subsequent to December 31, 2014 and through the date the financial statements were available to be issued, to assess the need for potential recognition or disclosure in this report. As discussed in Note 4, the Company entered into the Amended and Restated Agreement and Plan of Merger as of March 2, 2015.